Law Offices of CHAPMAN AND CUTLER LLP

Theodore S. Chapman	111 West Monroe Street, Chicago, Illinois 60603-4080	San Francisco
1877-1943	Telephone (312) 845-3000	595 Market Street
Hunry E. Cutler	Facsimile (312) 701-2361	San Francisco, CA 94105
1879-1959	chapman.com	(415) 541-0500

Salt Lake City
201 South Main Street
Salt Lake City, UI 84111
(801) 533-0066

February 5, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Investment Trust III (the “Registrant”)
File No. 333-65269

Ladies and Gentlemen:

        On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, the Nuveen Short Duration Bond Fund, the Nuveen Core Bond Fund and the Nuveen High Yield Bond Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 15, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on January 29, 2007.

        If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures